Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. DESCRIPTION OF BUSINESS

Organization

Social Life Network, Inc. (the “Company”) is a technology company that licenses its Social Life Network SaaS (Software as a Service) Internet Platform (hereafter referred to as the “Platform”) to niche industries for an annual license fee and/or a percentage of profits. The Platform is a cloud-based social network and eCommerce system that can be accessed by a web browser or mobile application that allows end-users to socially connect with one another and their customers to market and advertise their products and services. The Platform can be customized to suit virtually any international niche industry or sub-culture, such as hunting and fishing, tennis, real estate professionals, health and fitness, and charity causes. The Company also owns cannabis/hemp related websites which generates advertising revenue through MjLink.com, Inc (hereafter referred to as “MjLink”), a wholly-owned subsidiary of the Company, incorporated in Delaware on September 20, 2018, residing at 3464 S. Gaylord Court, Unit A509, Englewood, CO 80013.

The Company’s history began as C J Industries, Inc., incorporated in the State of California on August 30, 1985. On February 24, 2004, the Company merged with Calvert Corporation, a Nevada Corporation, changing its name to Sew Cal Logo, Inc., and moving its domicile to Nevada.

In June 2014, the Company was placed into receivership in Nevada’s 8th Judicial District (White Tiger Partners, LLC et al v. Sew Cal Logo, Inc.et al, Case No A-14-697251-C) (Dept. No.: XIII).

In June 2014, the Company was placed into receivership in Nevada’s 8th Judicial District (White Tiger Partners, LLC et al v. Sew Cal Logo, Inc.et al, Case No A-14-697251-C) (Dept. No.: XIII) (the “Receivership”).

On January 29, 2016, the Company, as the seller (the “Seller”), completed a business combination/merger agreement (the “Agreement”) with the buyer, Life Marketing, Inc., a Colorado corporation (the “Buyer”), its subsidiaries and holdings and all of the Buyer’s securities holders. The Company acted through Robert Stevens, the court-appointed receiver and White Tiger Partners, LLC, the Company’s judgment creditor. The Agreement provided that the then current owners of the private company, Life Marketing, Inc., become the majority shareholders pursuant to which an aggregate of 119,473,334 common stock shares were issued to the Company’s officers, composed of 59,736,667 shares each to the Company’s Chief Executive Officer, Kenneth Tapp, and Andrew Rodosevich, the Company’s then-Chief Financial Officer. Pursuant to the terms of the Agreement and related corporate actions in the Company’s domicile, Nevada:

●	The Company cancelled all previously created preferred class of stock;

●	The Company delivered newly issued, common stock shares equivalent to approximately 89.5% of its outstanding shares as a control block in exchange for 100% of the Buyer’s outstanding shares;

●	The court appointed receiver sold its judgment to the Buyer and the Seller agreed to pay the receiver $30,000 and the equivalent of 9.99% of the outstanding stock post-merger of the newly issued unregistered exempt shares.

●	The Company’s then officers and directors were terminated, and Kenneth Tapp and Andrew Rodosevich became its Chief Executive Officer/Director and Chief Financial Officer/Director, respectively;

●	The Company effected a 5,000 to 1 reverse stock split effective April 11, 2016, with each shareholder retaining a minimum of 100 shares;

●	The Company changed its name from Sew Cal Logo, Inc. to WeedLife, Inc, and then to Social Life Network, Inc. effective in Nevada April 11, 2016;

●	The Company changed its stock symbol from SEWC to WDLF;

●	The Company decreased its authorized common stock shares from 2,000,000,000 shares to 500,000,000 shares, effective on March 17, 2016.

On June 6, 2016, the Court issued an order in the Receivership pursuant to Section 3(a) (10) of the Securities Act of 1933, as amended (the “Securities Act”), ratifying the above actions. The receiver was discharged on June 7, 2016.

On September 20, 2018, the Company incorporated MjLink, a Delaware Corporation, as its wholly owned subsidiary.

The Company’s Business

The Company licenses its Social Life Network SaaS (Software as a service) Internet Platform (the “Platform”) to niche industries for an annual license fee and/or a percentage of profits. The Company’s Platform is a cloud-based social network and an E-Commerce system that can be accessed by a web browser or mobile application that allows end-users to socially connect with one another and their customers to market and advertise their products and services. The Platform can be customized to suit virtually any international niche industry or subculture, such as hunting and fishing, tennis, real estate professionals, health and fitness, charity causes, and more.

Cannabis and Hemp Industry Platforms

The Company owns and operates cannabis and hemp industry Platforms from which it generates advertising revenue. The Company’s Platforms in the emerging cannabis and hemp industry world-wide are used to provide a social network for communicating between businesses and consumers so they can learn about the cannabis and hemp industry, and the use of THC and CBD products. The platforms are only a social network and does not include any type of E-Commerce functions for businesses to sell their goods.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities and commitments in the normal course of business for the foreseeable future. The Company had an accumulated deficit of $27,705,545 at December 31, 2018, had a net loss of $4,635,865 and used net cash of $4,459,626 in operating activities for the twelve months ended December 31, 2018. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. The Company’s management intends to finance operating costs over the next twelve months with existing cash on hand and public issuance of common stock. While the Company believes that it will be successful in obtaining the necessary financing and generating revenue to fund its operations, meet regulatory requirements and achieve commercial goals, there are no assurances that such additional funding will be achieved and/or that the Company will succeed in its future operations.

There is no assurance that the Company will ever be profitable or that debt or equity financing will be available to the Company. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.